Management of Financial Risk (Schedule of Company's Liquidity Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other liabilities (note 18)	$ 2,523	$ 499
Operating leases	31,703	37,792
Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operating leases	7,367	9,313
Between one and five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operating leases	10,209	13,521
More than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operating leases	14,127	14,958
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	65,275	65,286
Debt	166,000	156,000
Income tax payable	23,808	12,400
Lease obligations	31,703	37,792
Other liabilities (note 18)	2,523	499
Capital commitments, Lindero	558	24,467
Provisions	40,350	33,365
Total financial liabilities	330,217	329,809
Liquidity risk [member] | Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	65,275	65,286
Income tax payable	23,808	12,400
Lease obligations	7,367	9,313
Capital commitments, Lindero	558	24,467
Provisions	433	2,699
Total financial liabilities	97,441	114,165
Liquidity risk [member] | Later than one year and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	120,000	110,000
Lease obligations	6,166	9,424
Other liabilities (note 18)	2,523	499
Provisions	5,444	7,565
Total financial liabilities	134,133	127,488
Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	46,000	46,000
Lease obligations	4,043	4,097
Provisions	10,692	1,846
Total financial liabilities	60,735	51,943
Liquidity risk [member] | More than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations	14,127	14,958
Provisions	23,781	21,255
Total financial liabilities	$ 37,908	$ 36,213